Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended			12 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Redeemable Common Stock [Member]	Sep. 30, 2012 Equipment [Member] Maximum [Member]	Sep. 30, 2012 Equipment [Member] Minimum [Member]	Sep. 30, 2012 Office furniture and equipment [Member] Maximum [Member]	Sep. 30, 2012 Office furniture and equipment [Member] Minimum [Member]	Sep. 30, 2012 Computer equipment [Member] Maximum [Member]	Sep. 30, 2012 Computer equipment [Member] Minimum [Member]	Sep. 30, 2012 Building [Member]	Sep. 30, 2012 Building and land improvements [Member] Maximum [Member]	Sep. 30, 2012 Building and land improvements [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Shares of redeemable convertible preferred stock and redeemable common stock were converted into common stock								5,991,790	3,189,648	3,189,648
Estimated useful lives						39 years	3 years				7 years	3 years	7 years	3 years	5 years	3 years	39 years	39 years	10 years
Summary Of Significant Accounting Policies (Textual) [Abstract]
Issue of common shares in conjunction with its initial public offer	4,900,000
Per share value of Public offering shares	$ 16.00
Gross proceeds from initial public offering	$ 71,530,000
Aggregate net proceeds received by the Company	79,100,000
Maturity period for the purchase of investments	3 months
Advertising expenses	4,600,000	4,200,000	5,800,000	3,600,000	3,500,000
Software development cost	0
Annual gross revenue	1,000,000,000
Non-convertible debt	$ 1,000,000,000